Income Tax - Reconciliation of Expected Tax Expense with Actual Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Income tax rate	25.00%	25.00%		25.00%
Preferential income tax rate	15.00%
CHINA (member)
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Income tax rate	25.00%
Other jurisdictions [member] | Bottom of range [member]
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Income tax rate	12.00%
Other jurisdictions [member] | Top of range [member]
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Income tax rate	39.00%

[1]	restated